SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details)	12 Months Ended
Dec. 31, 2012
Summary of Significant Accounting Policies
Restricted cash period of restriction	3 months
Minimum
Summary of Significant Accounting Policies
Term deposits original maturity period	3 months
Maximum
Summary of Significant Accounting Policies
Term deposits original maturity period	1 year